PURCHASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
PURCHASE COMMITMENTS
Schedule of commitments details

	As of December 31,
	2024	2023
Committed within one year	505,654	789,616
Committed beyond one year	703,727	768,883
	1,209,381	1,558,499